Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses And Other Current Assets
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following at the dates indicated:

	December 31, 2025	December 31, 2024
Prepaid expenses and other current assets:
Prepaid software costs	$153,526	$59,855
Service trade	114,041	239,041
Employee receivable	12,863	800
Prepaid insurance costs	7,228	130,345
Prepaid commissions	96,206	31,504
Prepaid consulting costs	—	76,767
Prepaid advertising and marketing costs	—	29,133
Prepaid merchant fees	60,774	26,690
Prepaid data license and subscription costs	—	3,125
Other current assets	451	46,414
Total prepaid expenses and other current assets	$445,089	$643,674